LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease, by Balance Sheet Location
The operating right-of-use asset and operating lease liability as of December 31, 2024 and December 31, 2023 are as follows (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Operating right-of-use asset	$7,338	$2,952

Operating lease liability
Current	1,595	2,063
Non-current	6,453	1,110
Total operating lease liability	$8,048	$3,173

Schedule of Operating Lease Maturity
Future minimum rental commitments for the Company’s operating leases reconciled to the operating lease liability are as follows (in thousands):

AS OF DECEMBER 31,
2024
2025	$2,340
2026	2,855
2027	2,941
2028	1,492
Total future minimum lease payments	$9,628
Less: imputed interest	(1,580)
Present value of operating lease liability	8,048
Less: current portion of operating lease liability	(1,595)
Non-current portion of operating lease liability	$6,453